Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Asset and Liabilities

The Company was incorporated in the State of Delaware on March 23, 2006. In May 2006, Hawaii Biotech, Inc. contributed its anti-inflammatory, small molecule line of business into the Company which consisted of the following assets and liabilities:

Cash	$7,007,371
Due from Hawaii Biotech, Inc.	1,000,000
Prepaid expenses	14,279
Employee note receivable	288,576
Fixed assets, net of depreciation of $181,905	388,165
Other assets	606
Total assets	8,698,997

Accounts and accrued expenses payable	138,921
Due to Hawaii Biotech, Inc.	70,279
Equipment leases payable	181,203
Total liabilities	390,403
Net assets transferred	$8,308,594

Schedule of Issued Common Stock Pursuant To Exercise Of Stock Options

The Company issued common stock pursuant to the exercise of stock options as follows:

Year	Common shares issued	Average Price	Amount Realized
2006	6,842	$0.044	$304
2007	20,000	$0.070	$1,400
2008	14,285	$0.070	$1,000